Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 226,524	$ 208,702	$ 187,719
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,117	17,927	17,706
Share-based compensation	12,596	11,473	9,967
Deferred income tax provision	4,687	289	8,589
Provision for doubtful accounts	2,688	2,609	961
Non-cash contribution to 401(k) plan	1,963	1,759	1,689
Gain on sale of property and equipment	(487)	(1,292)	(156)
Excess tax benefits from share-based compensation	(2,422)	(1,828)	(1,511)
Changes in operating assets and liabilities:
Accounts receivable	(26,121)	(41,068)	(25,846)
Inventories	(3,652)	(98,741)	(40,575)
Accounts payable and other liabilities	(13,225)	45,242	(7,256)
Other, net	(285)	(92)	(1,018)
Net cash provided by operating activities	221,383	144,980	150,269
Cash flows from investing activities:
Capital expenditures	(23,698)	(21,512)	(14,580)
Proceeds from sale of property and equipment	760	2,388	323
Net cash used in investing activities	(22,938)	(19,124)	(14,257)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(98,532)	(69,870)	(39,836)
Net (repayments) proceeds under revolving credit agreement	(56,256)	74,729	(83,559)
Distributions to non-controlling interest	(39,754)	(43,258)	(69,494)
Net (repayments) proceeds from other long-term obligations	(157)	235	602
Purchase of additional ownership from non-controlling interest		(87,735)
Payment of fees related to revolving credit agreement		(381)	(458)
Excess tax benefits from share-based compensation	2,422	1,828	1,511
Net proceeds from issuances of common stock	5,957	4,245	2,185
Net cash used in financing activities	(186,320)	(120,207)	(189,049)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,343)	(680)	(1,255)
Net increase (decrease) in cash and cash equivalents	10,782	4,969	(54,292)
Cash and cash equivalents at beginning of year	24,447	19,478	73,770
Cash and cash equivalents at end of year	$ 35,229	$ 24,447	$ 19,478